Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Description of Business, Organization, and Basis of Presentation [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Group. All intercompany transactions and balances have been eliminated in consolidation. The Group accounts for investments over which it has significant influence but not a controlling financial interest using the equity method of accounting.

Currency translation for financial statements presentation
(b)	Currency translation for financial statements presentation

The Group uses Renminbi (“RMB”) as its reporting currency. The United States Dollar (“USD”) is the functional currency of the Company incorporated in Cayman and the Group’s subsidiary Sincere Fame incorporated in British Virgin Islands, and the Hong Kong Dollar (“HKD”) is the functional currency of the Group’s subsidiary China Financial Services Group Limited incorporated in Hong Kong and the RMB is the functional currency of the Group’s PRC subsidiaries.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ deficit on the consolidated financial statements. The resulting exchange differences are recorded in the consolidated statements of comprehensive income/(losses).

Use of estimates
(c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, allowance for loans principal, interest and financing service fee receivables, guarantee assets, the valuation allowance for deferred tax assets, unrecognized tax benefits, the indefinite reinvestment assertion, guarantee liabilities, the fair value of investment securities and the fair value of share-based compensation.

Revenue recognition
(d)	Revenue recognition

Interest and financing service fees on loans which are amortized over the contractual life of the related loans are recognized in consolidated statements of comprehensive income in accordance with ASC 310 using the effective interest method.

Mortgage agency service revenue is recognized in accordance with ASC 606 when following conditions are met: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The criteria of revenue recognition as they relate to each of the following major revenue generating activities are described below:

(i)	Interest and financing service fees on loans

Interest and financing service fees on loans, which include financing service fees on loans, are collected from borrowers for loans and related services.

Interest and financing service fees on loans include the amortization of any discount or premium or differences between the initial carrying amount of an interest-bearing asset and its amount at maturity calculated using the effective interest basis.

The effective interest method is a method of calculating the amortized cost of a financial asset and of allocating the interest and financing service fees on loans over the years. The effective interest rate is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument. When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. Interest on the impaired assets is recognized using the rate of interest used to discount future cash flows.

(ii)	Mortgage agency service revenue

The Group earns mortgage agency service revenue from providing mortgage agency services to borrowers applying for a bank loan. Mortgage agency service fee is often received immediately or shortly after establishing contracts with customers. This kind of revenue is recognized at the time when loan is granted as that is the point of time the Group fulfils the customer’s request, and is then recognized on an accrual basis in accordance with the terms of the relevant agreements.

(iii)	Realized gains/(losses) on sales of investments

Realized gains/(losses) consist of realized gains and losses from the sale of investment securities, presented on a net basis.

(iv)	Net gains/(losses) on sales of loans

Net gains/(losses) on sales of loans refer to any gains and losses from the disposal of loans which is accounted for as a sale under ASC 860.

(v)	Gains on confiscation of CRMPs

Gains on confiscation of credit risk mitigation positions are recognized to the extent confiscated CRMPs exceed previously recognized allowance for loan losses and guarantee asset when sales partners surrender the CRMPs and the obligation of refunding the CRMPs is released.

Loans
(e)	Loans

(i)	On-balance sheet loans

Loans are reported at their outstanding principal balances net of any unearned income and unamortized deferred fees and costs. Loan origination fees and certain direct origination costs are generally deferred and recognized as adjustments to income over the lives of the related loans.

The Group facilitates credit to borrowers through structured funds which are considered as consolidated VIEs and the Group evaluated VIEs for consolidation in accordance with ASC 810 in the Consolidated VIEs Section of Note 1. Providing credit strengthening arrangement since March 2018 for the loans to customers under the funds is one of the key factors to determine that the Group should consolidate the structured funds as it is the primary beneficiary of the funds. As a result, the loan principal remains on the Group’s consolidated balance sheets, whilst the funds received from senior tranches holders are recorded as Other Borrowings in the Group’s consolidated balance sheets as disclosed in Note 12(b)(i).

Non-accrual policies

Loans principal, interest and financing service fee receivables are placed on non-accrual status when payments are 90 days contractually past due. When a loan principal, interest and financing service fee receivable is placed on non-accrual status, interest and financing service fees accrual cease. If the loan is non-accrual, the cost recovery method is used and cash collected is applied to first reduce the carrying value of the loan. Otherwise, interest income may be recognized to the extent cash is received. Loans principal, interest and financing service fee receivables may be returned to accrual status when all of the borrower’s delinquent balances of loans principal, interest and financing service fee have been settled and the borrower continue to perform in accordance with the loan terms for a period of at least six months.

Charge-off policies

For the years ended December 31, 2018 and 2019, the Group considered loans principal, interest and financing service fee receivables meeting any of the following conditions as uncollectible charged off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments or (iii) the Group concludes that it has exhausted its collection efforts.

In order to align the Group’s charge-off policies with ASC 326-20-35-8 (superseded ASC 310-10-35-41), the Group revised its charge-off policies to (1) provide additional information as to the collection efforts which must be exhausted before a charge-off is recorded and (2) charge down loans that are 180 days past due to net realizable value (fair value of collaterals, less estimated costs to sell) unless both well-secured and in the process of collection. The revised charge-off policies are presented as follows:

Loans principal, interest and financing service fee receivables are charged down to net realizable value (fair value of collaterals, less estimated costs to sell) when the Group has determined the remaining balance is uncollectable after exhausting all collection efforts. In order to comply with ASC 310 and ASC 326, the Group considers loans principal, interest and financing service fee receivables meeting any of the following conditions as uncollectable and charged-off: (i) death of the borrower; (ii) identification of fraud, and the fraud is officially reported to and filed with relevant law enforcement departments; (iii) sales of loans to third parties; (iv) settlement with the borrower, where the Group releases irrecoverable loans through private negotiations with the borrower where the borrower cannot repay the loan in full through self-funding or voluntary sale of the collateral; (v) disposal through legal proceedings, including but not limited to online arbitrations, judicial auctions and court enforcements; or (vi) loans are 180 days past due unless both well-secured and in the process of collection.

Allowance for credit losses

Allowance for credit losses represents management’s best estimate of probable losses inherent in the portfolio.

Commencing January 1, 2020, CNFinance adopted ASC 326, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”, which replaced the incurred loss methodology for determining the provision for credit losses and allowance for credit losses (“ACL”) with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) model. ASC 326 defines the ACL as a valuation account that is deducted from the amortized cost of a financial asset to present the net amount that management expects to collect on the financial asset over its expected life. All financial assets carried at amortized cost are in the scope of ASC 326, while assets measured at fair value are excluded. The allowance for credit losses is adjusted each period for changes in expected lifetime credit losses.

The allowance for credit losses includes an asset-specific component and a statistically based component. The Group aggregates loans sharing similar risk characteristics into pools for purposes of measuring expected credit losses. Pools are reassessed periodically to confirm that all loans within each pool continue to share similar risk characteristics. Expected credit losses for loans that do not share similar risk characteristics with other financial assets are measured individually.

Estimation of CECLs requires CNFinance to make assumptions regarding the likelihood and severity of credit loss events and their impact on expected cash flows, which drive the probability of default (PD), loss given default (LGD) and exposure at default (EAD) models. In its loss forecasting framework, ECL is determined primarily by utilizing models for the borrowers’ PD, LGD and EAD and the Group incorporates forward-looking information through the use of macroeconomic scenarios applied over the forecasted life of the assets. These macroeconomic scenarios include variables that have historically been key drivers of increases and decreases in credit losses. These variables include, but are not limited to, gross-domestic product rates, interest rates and consumer price indexes.

The ACL for financial assets held at amortized cost is a valuation account that is deducted from, or added to, the amortized cost basis of the financial assets to present the net amount expected to be collected. When credit expectations change, the valuation account is adjusted with changes reported in provision for credit losses. If amounts previously charged off are subsequently expected to be collected, the Group may recognize a negative allowance, which is limited to the amount that was previously charged off.

The asset-specific component is calculated under ASC 310-10-35, on an individual basis for the loans whose payments are contractually past due more than 90 days or which are considered impaired. A financial asset is collateral-dependent when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the sale or operation of the collateral. When a collateral-dependent financial asset is probable of foreclosure, the Group will measure the ACL based on the fair value of the collateral and we will measure the ACL based on the collateral’s net realizable value (fair value of collateral, less estimated costs to sell).

Under the collaboration model, when the Group grants a loan through a trust plan, the loan is with the borrower and guarantee is entered into with a separate counterparty (the sales partner). As such, under the definition of ASC 326-20-20, the guarantee arrangement and lending arrangement would be considered freestanding arrangements. As sale partners will provide guarantee of the entire loan to the Group, collection for loss is probable and estimable when a loss on an insured loan is incurred and recognized. In this case, the Group will recognize guarantee loss recoverable asset in the amount that the Group determines is probable to receive from the guarantor with an offsetting entry to “provision for credit losses” when the Group concludes that the loss recovery is collectible. However, potential recovery that exceeds the recognized loss, if any, (gain contingency) will not be recognized until cash is received. Therefore, the amounts estimated to be recoverable from the proceeds of guarantees will be reported as a separate asset (guarantee asset) in the balance sheet. The increase in guaranteed recoverable assets are included in the income statement as a reduction of the “provision for credit losses”, separate disclosure of the increase in guaranteed recoverable assets will be included in the rollforward of the “allowance for credit losses”. The income statement caption will be modified as “Provision for credit losses, net of increase in increase in guaranteed recoverable assets”.

Loans held-for-sale

Loans held-for-sale are measured at the lower of cost or fair value, with valuation changes recorded in noninterest revenue. The valuation is performed on an individual loan basis. Loan origination fees or costs and purchase price discounts or premiums are deferred in a contra loan account until the related loan is sold. The deferred fees or costs and discounts or premiums are adjustments to the basis of the loan and therefore are included in the periodic determination of the lower of cost or fair value adjustments.

The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. At the time of derecognition, any related loan loss allowance is released. Gains and losses on loans transfer as a sale are recognized in the non-interest income.

(ii)	Off-balance sheet loans

For loans funded by the proceeds from third-party commercial banks, each underlying loan and borrower has to be approved by the third-party commercial banks individually. Once the loan is approved by and originated by the third-party commercial bank, the fund is provided by the third-party commercial bank to the borrower and a lending relationship between the borrower and the third-party commercial bank is established through a loan agreement. Effectively, the Group offers loan facilitation and matching services to the borrowers who have credit needs and the commercial banks who originate loans directly to borrowers referred by the Group. The Group continues to provide post-origination services to the borrowers over the term of the loan agreement. Under this scenario, the Group determines that it is not the legal lender or borrower in the loan origination and repayment process. Accordingly, the Group does not record loans principal, interest and financing service fee receivables arising from these loans nor interest-bearing borrowings to the third-party commercial banks.

Cash, cash equivalents and restricted cash
(f)	Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash, deposits which are highly liquid and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Group considers highly liquid investments that are readily convertible to known amounts of cash.

Restricted cash are cash and cash equivalents that are not readily available for normal disbursement and mainly represents cash and cash equivalents from structured funds. Such restricted cash is not available to fund the general liquidity needs of the Group and could only be used to grant new loans and activities as mentioned in Note 1.

Investment securities
(g)	Investment securities

Equity securities

Equity securities consist of wealth management products and asset management products. Equity securities are recorded at fair value and included in the profit and loss of changes in fair value. Realized gains and losses from the sale of investment securities are determined on a specific identification basis and are recorded as realized gains/(losses) on sales of investments. Interest and investment income are recognized when earned.

Debt securities

Debt securities consist of held-to-maturity debt securities that the Group has the positive intent and ability to hold the security to maturity, and are recorded at amortized cost.

The Group reviews its investments in held-to-maturity debt securities for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its investments in held-to-maturity debt securities. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity debt securities.

Property and equipment
(h)	Property and equipment

Property and equipment are stated at cost. Depreciation on equipment is calculated on the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease. The estimated useful life of office and other equipment range from 1 to 5 years, the estimated useful life of leasehold improvements or the term of the lease range from 1 to 6 years, while the estimated useful lives of motor vehicles range from 3 to 8 years.

Goodwill
(i)	Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized.

Impairment tests for cash-generating units containing goodwill

The Group assesses goodwill for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Intangible assets
(j)	Intangible assets

Indefinite-lived intangible assets are assets that are not amortized because there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives.

The Group categorizes trademarks as indefinite-lived intangible assets, whose carrying value is RMB2.97 million. If it is more likely than not that the asset is impaired, the Group records the amount that the carrying value exceeds the fair value as an impairment expense. The Group performed its annual impairment review of indefinite-lived intangible assets on December 31, 2020 and 2021 and determined that it is more likely than not that the carrying value was less than the fair value.

Intangible assets with finite useful lives represent software and cooperation agreements, the estimated useful lives of which are 1 to 5 years and 5 years, respectively.

Income tax
(k)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group classifies interest and penalties related to the liability for unrecognized tax benefits as income tax expense.

Employee benefit plans
(l)	Employee benefit plans

Pursuant to relevant PRC regulations, the Group is required to make contributions to various employee benefit plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the employee benefit plans are charged to the consolidated statements of income. The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

Long-lived assets
(m)	Long-lived assets

Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market value and third-party independent appraisals, as considered necessary.

Share-based compensation
(n)	Share-based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost using a front-loading approach for an award with only service conditions that have a graded vesting schedule over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates.

Operating leases
(o)	Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group’s lease liability is measured at the present value of future operating lease payments, discounted using the incremental borrowing rate. Right of use asset is measured at the amount of lease liabilities plus prepaid rent and direct costs, less any lease incentives. The operating lease expense is recognized on a straight-line basis over the lease term. Certain of the operating lease agreements contain rent holidays, which are considered in determining the straight-line operating lease expense to be recorded over the lease term.

Guarantee liabilities
(p)	Guarantee liabilities

The estimated fair value of the guarantee liabilities at inception of the loans is determined based on a discounted cash flow model, but with reference to estimates of expected loss rates using CECL lifetime methodology. Subsequent to initial recognition, the guarantee liabilities continue to be reduced by recording a credit to net income as the guarantor is released from the guaranteed risk over the terms of the underlying loans, as “other gains, net” in the consolidated statements of comprehensive income.

The expected credit losses of the guarantee are accounted for in addition to and separately from the guarantee liability accounted for under ASC 460. The contingent guarantee liabilities are determined using CECL lifetime methodology and recognized in full amount at loan inceptions. At each reporting date, the Group measures the contingent guarantee liabilities of the underlying loans, on a portfolio basis, and the relevant credit losses of guarantee are recorded as “other gains, net” in the consolidated statements of comprehensive income.

Repurchase agreements
(q)	Repurchase agreements

Financial assets sold under agreements to repurchase do not constitute a sale of the underlying financial assets for accounting purposes and are treated as collateralized financing transactions. Financial assets sold under agreements to repurchase are recorded at the amount of cash received plus accrued interest. Interest paid on agreements to repurchase is recorded in interest expense at the contractually specified rate.

Commitments and contingencies
(r)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair value measurements
(s)	Fair value measurements

The Group uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels in accordance with ASU 2011-04 (see Note 3 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Earnings per share
(t)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period.

Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(u)	Segment reporting

The Group uses the management approach in determining its operating segments. The management approach considers the internal reporting used by the Group’s chief operating decision maker for making decisions about the allocation of resources to and the assessment of the performance of the segments of the Group, therefore the management has determined that the Group has one operating segment. All of the Group’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Recently issued accounting standards
(v)	Recently adopted accounting standards

Income Taxes – Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The Update provides narrow scope simplifications and improvements to the general principles in ASC Topic 740 – Income Taxes related to intraperiod tax allocation, basis differences when there are changes in ownership of foreign investments and interim accounting for income taxes when year-to-date losses exceed anticipated annual losses. The Group adopted this Update on January 1, 2021. The Update did not have a material impact on the Group’s consolidated financial statements.

Investments – Equity Securities, Equity Method and Joint Ventures, and Derivatives and Hedging: Clarifying the Interactions

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815), which clarifies the accounting for equity securities upon transition between the measurement alternative and equity method. The Group adopted this Update on January 1, 2021. The Update did not have a material impact on the Group’s consolidated financial statements.

Amendments to SEC paragraphs pursuant to SEC Final Rule Releases No. 33-17086 and No. 33-10835

In August 2021, the FASB issued ASU No. 2021-06, Presentation of Financial Statements (Topic 205), Financial Services—Depository and Lending (Topic 942), and Financial Services—Investment Companies (Topic 946), which amended certain paragraphs for better presentation of codifications. This Update was effective immediately upon its release in August 2021 and did not have a material impact on the Group’s consolidated financial statements.